Loss Per Share Attributable to Ordinary Equity Holders of the Company	12 Months Ended
Dec. 31, 2025
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY
32.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares in issue during the period.

	2025	2024	2023
	US$	US$	US$
	per share	per share	per share
Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(0.12)	(0.94)	(17.92)

	2025	2024	2023
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	5,178,975	37,787,339	172,600,513

	2025	2024	2023
Number of shares
Weighted-average number of ordinary shares	42,810,568	40,404,943	9,632,562

As stated in Note 23, Class B ordinary share can be converted into an equal number of Class A ordinary share. The computation of basic and diluted loss per share is the same as the basic and diluted loss per Class A and Class B ordinary shares in aggregate since these two classes have the same rights to participate in profits and losses and are all treated as same class and number of ordinary share on an as converted basis.

For the years ended December 31, 2023, 2024 and 2025, the following warrants, preference shares and outstanding share option were excluded from the calculation of diluted loss per share, as their inclusion would have been anti-dilutive for the period prescribed:

	2025	2024	2023
Number of shares
Preference shares	2,407,575	2,407,575	3,466,820
Warrants	46,350,545	46,350,545	46,350,545
Outstanding share options	350,483	690,055	2,879,571